SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2021
IfrsStatementLineItems [Line Items]
SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

As at September 30, 2021, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	8.09	296,665	119,999
November 19, 2019	November 19, 2029	$2.50	8.14	50,000	33,333
April 30, 2020	April 30, 2030	$2.50	8.59	87,000	61,999
April 30, 2020	April 30, 2030	$3.85	8.59	110,000	70,000
July 3, 2020	July 3, 2025	$3.20	3.76	200,000	166,666
November 24, 2020	November 24, 2030	$2.50	9.16	32,000	10,000
December 11, 2020	December 11, 2030	$2.15	9.20	25,000	-
February 2, 2021	February 2, 2031	$13.20	9.35	30,000	10,000
March 8, 2021	March 8, 2026	$13.90	4.44	10,000	5,000
April 27, 2021	April 27, 2031	$10.15	9.58	182,000	-
September 9, 2021	September 9, 2026	$4.84	4.94	25,825	-
				1,048,490	476,997

SUMMARY OF CHANGES IN STOCK OPTIONS

Number of options and weighted average exercise prices in the table below are shown as they were outstanding, forfeited, granted, and exercised, pre-consolidation and post-consolidation.

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,725,000	$0.50
Forfeited	(216,668)	0.50
Granted	2,460,000	0.63
Outstanding, December 31, 2020	5,968,332	$0.55
Exercised	(1,964,970)	0.50
Granted	1,110,000	2.15
Consolidation 5:1	(4,090,662)	-
Granted (post-consolidation)	25,825	4.84
Outstanding, September 30, 2021	1,048,490	$4.57

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at January 1, 2020	$-
Change in fair value of warrants outstanding	748,634
Balance at December 31, 2020	$748,634
Change in fair value of warrants outstanding	16,142,364
Balance at September 30, 2021	$16,890,998

SCHEDULE OF WARRANTS OUTSTANDING

Issue Date	Exercise Price		Number of Warrants Outstanding at July 29, 2021	Fair Value at July 29, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$	0.71	2,556,496	$3,402,992	2,556,496	$748,634
February 5, 2021	US$	0.71	6,671,992	8,881,192	-	-
March 5, 2021	US$	0.71	25,771,465	34,304,799	-	-
			34,999,953	$46,588,983	2,556,496	$748,634

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

19.	SHARE CAPITAL (CONT’D)

On July 29, 2021, the Company underwent a share consolidation at which time the warrants were consolidated on a 5:1 basis. Results of the consolidation are as follows:

Issue Date	Exercise Price (Post-consolidation)		Number of Warrants Outstanding at July 29, 2021 (Post-consolidation)	Number of Warrants Outstanding at December 31, 2020 (Post-consolidation)
November 30, 2020	US$	3.55	511,299	511,299
February 5, 2021	US$	3.55	1,334,398	-
March 5, 2021	US$	3.55	5,154,293	-
			6,999,991	511,299

Issue Date	Exercise Price		Number of Warrants Outstanding at September 30, 2021	Fair Value at September 30, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$	3.55	496,234	$1,174,091	511,299	$748,634
February 5, 2021	US$	3.55	1,334,400	3,157,195	-	-
March 5, 2021	US$	3.55	5,154,321	12,195,143	-	-
July 29, 2021	US$	5.00	250,000	357,704	-	-
September 14, 2021	US$	5.00	4,798	6,865	-	-
			7,239,353	$16,890,998	511,299	$748,634

Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
SUMMARY OF CHANGES IN STOCK OPTIONS

As at September 30, 2021, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2019	3,175,000
Exercised	(999,992)
Forfeited	(341,667)
Granted	1,240,000
Outstanding, December 31, 2020	3,073,341
Exercised	(749,997)
Granted	790,000
Consolidation 5:1	(2,490,677)
Granted (post-consolidation)	190,826
Outstanding, September 30, 2021	813,493

Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

As at September 30, 2021, the Company had the following warrants outstanding (post-consolidation):

Date issued	Expiry date	Exercise price		Number of warrants outstanding
November 5, 2019	November 5, 2021	CDN$	2.50	325,000
November 30, 2020	November 30, 2022	US$	3.55	496,234
February 5, 2021	February 5, 2023	US$	3.55	1,334,400
March 5, 2021	March 5, 2023	US$	3.55	5,154,321
March 22, 2021	March 22, 2023	CDN$	13.35	1,200,000
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
				8,764,753

SUMMARY OF CHANGES IN STOCK OPTIONS

Number of warrants and weighted average exercise prices in the table below are shown as they were outstanding, exercised, forfeited, and granted, pre-consolidation and post-consolidation.

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2019	18,051,499	$0.41
Exercised	(7,923,874)	0.30
Forfeited	(600,000)	0.50
Granted	2,556,496	0.71
Outstanding, December 31, 2020	12,084,121	$0.59
Exercised	(7,902,624)	0.50
Granted	38,443,457	1.02
Consolidation 5:1	(34,099,924)	-
Granted (post-consolidation)	254,798	5.00
Exercised (post-consolidation)	(15,075)	3.55
Outstanding, September 30, 2021	8,764,753	4.89